Acquisitions, Investments and Disposals - Schedule of Discontinued Operations in Consolidated Statement of Operations and Comprehensive Income (Loss) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended															6 Months Ended	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Invicta Merchant Bar Ltd. [Member]	Dec. 31, 2012 Invicta Merchant Bar Ltd. [Member]	Dec. 31, 2011 Invicta Merchant Bar Ltd. [Member]	Dec. 31, 2013 TPP Rousse [Member]	Dec. 31, 2012 TPP Rousse [Member]	Dec. 31, 2011 TPP Rousse [Member]	Dec. 31, 2013 Donetsk Electrometallurgical Plant (DEMP) [Member]	Dec. 31, 2012 Donetsk Electrometallurgical Plant (DEMP) [Member]	Dec. 31, 2011 Donetsk Electrometallurgical Plant (DEMP) [Member]	Jul. 17, 2013 Lomprom Rostov [Member]	Dec. 31, 2012 Lomprom Rostov [Member]	Dec. 27, 2013 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member]	Dec. 31, 2012 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member]	Dec. 31, 2011 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member]	Dec. 31, 2013 Southern Urals Nickel Plant (SUNP) [Member]	Dec. 31, 2012 Southern Urals Nickel Plant (SUNP) [Member]	Dec. 31, 2011 Southern Urals Nickel Plant (SUNP) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net							$ 9,761	$ 12,642	$ 7,080	$ 18,595	$ 37,010	$ 38,991	$ 100,320	$ 362,707	$ 19,006	$ 151,307	$ 25,765	$ 159,040	$ 197,894	$ 155,442	$ 2,607	$ 196,894	$ 378,695
Gain (loss) from discontinued operations before income taxes							(13,303)	(3,588)	(2,723)	(262)	(110,668)	(9,240)	(206,704)	(256,980)	(4,797)	4,479	(455)	(1,370,570)	(71,787)	(14,240)	(17,843)	(178,291)	10,009
Income tax benefit (expense)										209	2,239	870	28,944	4,920	174	1,585	280	214,894	7,300	(6,710)		1,191	(1,369)
Gain (loss) from discontinued operations, net of income taxes	$ (1,358,571)	[1]	$ (605,839)	[1]	$ (28,026)	[1]	$ (13,303)	$ (3,588)	$ (2,723)	$ (53)	$ (108,429)	$ (8,370)	$ (177,760)	$ (252,060)	$ (4,623)	$ 6,064	$ (175)	$ (1,155,676)	$ (64,487)	$ (20,950)	$ (17,843)	$ (177,100)	$ 8,640

[1]	See Note 3(c)